Equity Method Investments and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity In Earnings of Unconsolidated Affiliates
The following table presents a rollforward of our equity in and advances to unconsolidated affiliates:

Dollars in millions	2020	2019
Beginning balance at January 1,	$846	$724
Cumulative effect of change in accounting policy (a)	—	25
Adjusted balance at January 1,	846	749
Equity in earnings of unconsolidated affiliates	30	35
Distributions of earnings of unconsolidated affiliates	(38)	(69)
Advances to (payments from) unconsolidated affiliates, net	(15)	(10)
Investments (b)	26	146
Impairment of equity method investments (c)	(19)	—
Foreign currency translation adjustments	50	(7)
Other	1	2
Balance at December 31,	$881	$846

(a)At January 1, 2019, we recognized a cumulative effect adjustment of $25 million as a result of the adoption of ASC 606 by our unconsolidated project joint ventures. See Note 1 "Significant Accounting Policies" for further discussion.
(b)Investments include $24 million and $141 million in funding contributions to JKC for the years ended December 31, 2020 and 2019, respectively.
(c)During the year ended December 31, 2020, we recognized an impairment of $13 million associated with our investment in a joint venture project located in the Middle East and a $6 million impairment related to other equity method investments. See Note 7 "Restructuring Charges and Asset Impairments" for further discussion.

Consolidated Summarized Financial Information
Summarized financial information for all jointly owned operations including VIEs that are accounted for using the equity method of accounting is as follows:

Balance Sheet

	December 31,
Dollars in millions	2020	2019
Current assets	$3,216	$3,072
Noncurrent assets	3,227	3,219
Total assets	$6,443	$6,291

Current liabilities	$1,018	$949
Noncurrent liabilities	2,831	2,922
Total liabilities	$3,849	$3,871

Statements of Operations

	Years ended December 31,
Dollars in millions	2020	2019	2018
Revenues	$2,032	$2,592	$3,190
Operating income	$54	$92	$197
Net income	$28	$48	$173
The following summarizes the total assets and total liabilities as reflected in our consolidated balance sheets related to our significant unconsolidated VIEs in which we have a significant variable interest but are not the primary beneficiary.

	December 31, 2020
Dollars in millions	Total Assets	Total Liabilities
Affinity joint venture (U.K. MFTS project)	$11	$9
Aspire Defence Limited	$68	$5
JKC joint venture (Ichthys LNG project)	$606	$44
U.K. Road project joint ventures	$59	$—
Middle East Petroleum Corporation (EBIC Ammonia project)	$31	$1

Dollars in millions	December 31, 2019
	Total Assets	Total Liabilities
Affinity joint venture (U.K. MFTS project)	$14	$10
Aspire Defence Limited	$67	$5
JKC joint venture (Ichthys LNG project)	$546	$29
U.K. Road project joint ventures	$40	$21
Middle East Petroleum Corporation (EBIC Ammonia project)	$47	$1

Schedule of Services Provided to Unconsolidated JV's
Amounts included in our consolidated balance sheets related to services we provided to our unconsolidated joint ventures for the years ended December 31, 2020 and 2019 are as follows:

	December 31,
Dollars in millions	2020	2019
Accounts receivable, net of allowance for doubtful accounts	$83	$74
Contract assets (a)	$2	$2
Contract liabilities (a)	$53	$33

(a)Reflects contract assets and contract liabilities primarily related to joint ventures within our STS business segment.

Summary of Significant VIEs	The following is a summary of the significant VIEs where we are the primary beneficiary:

Dollars in millions	December 31, 2020
	Total Assets	Total Liabilities
KJV-G joint venture (Gorgon LNG project)	$—	$—
Fasttrax Limited (Fasttrax project)	$45	$18
Aspire Defence subcontracting entities (Aspire Defence project)	$448	$205

Dollars in millions	December 31, 2019
	Total Assets	Total Liabilities
KJV-G joint venture (Gorgon LNG project)	$—	$17
Fasttrax Limited (Fasttrax project)	$45	$24
Aspire Defence subcontracting entities (Aspire Defence project)	$530	$283